Net earnings/(loss) per share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net earnings / (loss) per share

16. Net earnings/(loss) per share

Basic and diluted earnings/(loss) per share is calculated by dividing the net profit/(loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the net profit/(loss) available to common shareholders and the weighted average number of common shares used for calculating basic earnings/(loss) per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

	For the year ended
	Dec 31, 2015	Dec 31, 2014	Dec 31, 2013
Numerator:
Net profit/(loss) available to common shareholders	31,954,965	1,660,474	(3,842,603)
Denominator:
Weighted average number of shares outstanding	26,059,122	24,547,661	12,241,599
Earnings/(loss) per share, basic and diluted	1.23	0.07	(0.31)